Redeemable Convertible Preferred Shares and Shareholders' Equity (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Redeemable Convertible Preferred Shares and Shareholders’ Equity [Line Items]
Numver of votes		one
Total carrying amount (in Dollars)		$ 70,241	$ 25,769
Ordinary shares, authorized		49,200,191	16,987,315
Series D Preferred Stock [Member]
Redeemable Convertible Preferred Shares and Shareholders’ Equity [Line Items]
Shares converted	10,600
Ordinary Shares [Member]
Redeemable Convertible Preferred Shares and Shareholders’ Equity [Line Items]
Shares converted		4,693,318
Ordinary shares, authorized		49,200,191
IPO [Member] | Preferred Stock [Member]
Redeemable Convertible Preferred Shares and Shareholders’ Equity [Line Items]
Total carrying amount (in Dollars)		$ 70,241